Schedule of Disaggregation of Revenues (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 10,996,802	$ 9,627,952	$ 21,156,117	$ 18,790,694	$ 42,575,546	$ 50,906,179
Electronics & Software Segment [Member]
Disaggregation of Revenue [Line Items]
Revenues	9,307,000	8,287,000	17,671,000	16,823,000	34,496,000	47,007,000
Electronics & Software Segment [Member] | Intelligent Edge Solutions [Member
Disaggregation of Revenue [Line Items]
Revenues	3,779,000	3,023,000	7,492,000	6,377,000	12,162,000	18,442,000
Electronics & Software Segment [Member] | Traditional Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	5,528,000	5,264,000	10,179,000	10,446,000	22,334,000	28,565,000
Electronics & Software Segment [Member] | North America [Member]
Disaggregation of Revenue [Line Items]
Revenues	7,721,000	6,898,000	14,921,000	14,346,000	29,721,000	39,771,000
Electronics & Software Segment [Member] | International [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,586,000	1,389,000	2,750,000	2,477,000	4,775,000	7,236,000
Services & Support Segment [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,833,000	1,525,000	3,772,000	2,352,000	8,777,000	4,741,000
Services & Support Segment [Member] | Financial [Member]
Disaggregation of Revenue [Line Items]
Revenues	399,000	103,000	824,000	196,000
Services & Support Segment [Member] | Healthcare Customer [Member]
Disaggregation of Revenue [Line Items]
Revenues	245,000	240,000	498,000	430,000	887,000	705,000
Services & Support Segment [Member] | Education [Member]
Disaggregation of Revenue [Line Items]
Revenues	85,000	626,000	149,000	719,000	4,483,000	1,926,000
Services & Support Segment [Member] | Other Commercial Clients [Member]
Disaggregation of Revenue [Line Items]
Revenues	960,000	371,000	2,013,000	621,000
Services & Support Segment [Member] | CSI IT Operations [Member]
Disaggregation of Revenue [Line Items]
Revenues	144,000	185,000	288,000	386,000	699,000	842,000
Services & Support Segment [Member] | Financial and Other Commercial Clients [Member]
Disaggregation of Revenue [Line Items]
Revenues					2,708,000	1,268,000
Services & Support Segment [Member] | Project and Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	245,000	746,000	630,000	886,000	5,120,000	2,242,000
Services & Support Segment [Member] | Services & Support [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,588,000	$ 779,000	$ 3,142,000	$ 1,466,000	$ 3,657,000	$ 2,499,000